First Trust Growth Strength Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Trust Growth Strength Portfolio | I
Prospectus [Line Items]
Annual Return [Percent]	11.75%	15.12%